Cost of sales (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Cost of sales
Salaries and employee benefits	$ 32,097	$ 33,307
Raw materials and consumables	34,027	33,465
Utilities	4,439	4,181
Contract services - transportation costs	5,212	5,598
Other costs	7,063	5,461
Costs before intended use	1,949	188
Changes in inventories	(3,346)	(3,267)
Inventory write-downs	1,299	1,725
Cost of sales	$ 82,740	$ 80,658